Stock-Based Compensation (Policies)	12 Months Ended
Dec. 31, 2013
Share-based Compensation

Stock-Based Compensation Plans

As of December 31, 2013, we had performance units and restricted stock units outstanding under the Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP). This plan was last approved by shareholders in April 2010. Upon vesting, performance units are paid in cash and restricted stock units are settled in AEP Common Shares, except for restricted stock units granted after January 1, 2013 and vesting to executive officers, which are paid in cash.

We maintain a variety of tax qualified and nonqualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock. This includes career share accounts maintained under the American Electric Power System Stock Ownership Requirement Plan, which facilitates executives in meeting minimum stock ownership requirements assigned to them by the Human Resources Committee of the Board of Directors. Career shares are derived from vested performance units granted to employees under the LTIP. Career shares are equal in value to shares of AEP common stock and become payable to executives in cash after their service ends. Dividends paid on career shares are reinvested as additional career shares.

We compensate our non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors. These stock units become payable in cash to directors after their service ends.

In January 2006, we adopted accounting guidance for “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options, based on estimated fair values.

We recognize compensation expense for all share-based awards with service only vesting conditions granted on or after January 2006 using the straight-line single-option method. Stock-based compensation expense recognized on the statements of income for the years ended December 31, 2013, 2012 and 2011 is based on awards ultimately expected to vest. Therefore, stock-based compensation expense has been reduced to reflect estimated forfeitures. Accounting guidance for “Compensation - Stock Compensation” requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the years ended December 31, 2013, 2012 and 2011, compensation expense is included in Net Income for the performance units, career shares, restricted shares, restricted stock units and the non-employee director's stock units. See Note 15 for additional discussion.

Employee Stock Option [Member]
Share-based Compensation

We did not grant stock options in 2013, 2012 or 2011 but we did have outstanding stock options from grants in earlier periods that were exercised in these years. As of December 31, 2013 we have no outstanding stock options. The exercise price of all outstanding stock options equaled or exceeded the market price of AEP's common stock on the date of grant. All outstanding stock options were granted with a ten-year term and generally vested, subject to the participant's continued employment, in approximately equal 1/3 increments on January 1 of the year following the first, second and third anniversary of the grant date. We record compensation cost for stock options over the vesting period based on the fair value on the grant date. The LTIP does not specify a maximum contractual term for stock options.

Performance Units [Member]
Share-based Compensation

Our performance units have a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period. The number of performance units held is multiplied by the performance score to determine the actual number of performance units realized. The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee. Performance units are paid in cash, unless they are needed to satisfy a participant's stock ownership requirement. In that case, the number of units needed to satisfy the participant's largest stock ownership requirement is mandatorily deferred as AEP Career Shares until after the end of the participant's AEP career. AEP Career Shares are a form of non-qualified deferred compensation that has a value equivalent to shares of AEP common stock. AEP Career Shares are paid in cash after the participant's termination of employment. Amounts equivalent to cash dividends on both performance units and AEP Career Shares accrue as additional units. We record compensation cost for performance units over the three-year vesting period. The liability for both the performance units and AEP Career Shares, recorded in Employee Benefits and Pension Obligations on the balance sheets, is adjusted for changes in value. The fair value of performance unit awards is based on the estimated performance score and the current 20-day average closing price of AEP common stock at the date of valuation.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The HR Committee has discretion to reduce or eliminate the number of performance units earned but may not increase the number earned. The performance scores for all open performance periods prior to those granted in 2012 are dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the electric utility and multi utility sub-industry segments of the Standard and Poor's 500 Index and (b) three-year cumulative earnings per share measured relative to an AEP Board of Directors approved target. Starting with the performance units granted in 2012, the three-year total shareholder return peer group was changed to the S&P 500 Electric Utility Index.

Restricted Shares and Restricted Stock Units [Member]
Share-based Compensation

Compensation cost for restricted shares is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of shares granted by the grant date market closing price, which was $30.76. The maximum contractual term for these restricted shares was eight years and dividends on these restricted shares were paid in cash. AEP has not granted other restricted shares.

The HR Committee also grants restricted stock units (RSUs), which generally vest, subject to the participant's continued employment, over at least three years in approximately equal annual increments. Additional RSUs granted as dividends vest on the same date as the underlying RSUs on which the dividends were awarded. Upon vesting, RSUs are converted into a share of AEP common stock, with the exception of participants subject to the disclosure requirements set forth in Section 16 of the Securities Exchange Act of 1934, who are paid in cash. For awards that are settled with shares, compensation cost is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of units granted by the grant date market closing price. For awards that are paid in cash, compensation cost is recorded over the vesting period and adjusted for changes in value until vested. The fair value at vesting is determined by multiplying the number of units vested by the 20-day average closing price of AEP common stock. The maximum contractual term of outstanding RSUs is six years from the grant date.

Stock Unit Accumulation Plan for Non Employee Directors [Member]
Share-based Compensation

We also have a Stock Unit Accumulation Plan for Non-employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director. The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned. Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units. The stock units granted to Non-employee Directors are fully vested upon grant date. Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects. Cash payments for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date.

We record compensation cost for stock units when the units are awarded and adjust the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.

Stock Based Compensation [Member]
Share-based Compensation

As approved by shareholder vote, the Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP) authorizes the use of 20,000,000 shares of AEP common stock for various types of stock-based compensation awards to employees. A maximum of 10,000,000 shares may be used under this plan for full value share awards, which includes performance units, restricted shares and restricted stock units. As of December 31, 2013, 15,973,699 shares remained available for issuance under the LTIP plan. The AEP Board of Directors and shareholders last approved the LTIP in 2010. The following sections provide further information regarding each type of stock-based compensation award granted by the Human Resources Committee of the Board of Directors (HR Committee).

Unrecognized compensation cost related to the performance units and AEP Career Shares will change as the fair value is adjusted each period and forfeitures for all award types are realized. Our unrecognized compensation cost will be recognized over a weighted-average period of 1.66 years.

Our practice is to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting. Although we do not currently anticipate any changes to this practice, we are permitted to use treasury shares, shares acquired in the open market specifically for distribution under the LTIP or any combination thereof for this purpose. The number of new shares issued to fulfill vesting RSUs is generally reduced to offset our tax withholding obligation.